Stock Plans (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average grant date fair value of RSAs granted	$ 45.11
Stock Plans (Textuals) [Abstract]
Common shares unissued and available for grant	38,000,000	40,000,000	37,000,000
Intrinsic value for options exercised	$ 206	$ 130	$ 11
Cash received from the exercise of stock options	503	619	83
Tax benefit realized from income tax deductions from stock option exercises	60	35	2
Deferred Profit Sharing [Member]
Stock Plans (Textuals) [Abstract]
Aggregate grant date fair value	10.5
Total compensation expense	2.4	2.4	2.4
Chief Executive Officer [Member]
Stock Plans (Textuals) [Abstract]
Non-qualified stock option awards granted to CEO	2,750,000
Chief Executive Officer [Member] | Deferred Bonus [Member]
Stock Plans (Textuals) [Abstract]
Aggregate grant date fair value	33.8
Restricted Stock Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total fair value of shares vested	221	175	44
Weighted-average grant date fair value of RSAs granted	$ 45.11	$ 38.63	$ 18.04
Liability Based Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Cash paid upon vesting of PGs	$ 64	$ 64	$ 71